Description of Business	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Description of Business

 NOTE 1   DESCRIPTION OF BUSINESS

Nutrien Ltd. (collectively with its subsidiaries, “Nutrien”, “we”, “us”, “our” or “the Company”) is the world’s largest provider of crop inputs and services. Nutrien plays a critical role in helping growers around the globe increase food production in a sustainable manner.

The Company is a corporation organized under the laws of Canada with its registered head office located at Suite 500, 122 – 1st Avenue South, Saskatoon, Saskatchewan, Canada. As at December 31, 2020, the Company had assets as follows:

Segment	Description
Nutrien Ag Solutions (“Retail”)
  various retail facilities across the US, Canada, Australia and South America private label and proprietary crop protection products and nutritionals an innovative integrated digital platform for growers and crop consultants

Potash	six operations in the province of Saskatchewan
Nitrogen
  eight production facilities in North America: four in Alberta and one each in Georgia, Louisiana, Ohio and Texas one large-scale operation in Trinidad
  six upgrade facilities in North America: three in Alberta and one each in Georgia, Missouri, and Washington
  50 percent investment in Profertil S.A. (“Profertil”), a nitrogen producer based in Argentina

Phosphate	two mines and processing plants: one in Florida and one in North Carolina phosphate feed plants in Illinois, Missouri and Nebraska an industrial phosphoric acid plant in Ohio
Corporate and Others
  investment in Canpotex Limited (“Canpotex”), a Canadian potash export, sales and marketing company owned in equal shares by Nutrien and another potash producer
  22 percent investment in Sinofert Holdings Limited (“Sinofert”), a fertilizer supplier and distributor in China